CONSOLIDATED BALANCE SHEETS - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Noncurrent assets
Property, plant and equipment.	¥ 519,323,000	¥ 235,028,000
Investment properties	15,373,000	47,168,000
Intangible assets	175,417,000	67,712,000
Investments accounted for using the equity method	10,256,000	26,244,000
Prepayments and deposits	42,298,000	5,166,000
Deferred income tax assets	19,774,000	12,254,000
Total non-current assets	782,441,000	393,572,000
Current assets
Inventories	26,120,000	21,143,000
Trade Receivables	9,705,000	10,760,000
Other receivables, deposits and prepayments	71,278,000	89,480,000
Amounts due from related parties	3,101,000	55,354,000
Cash and cash equivalents	154,490,000	101,886,000
Total	264,694,000	278,623,000
Assets heldforsale		4,344,000
Total current assets	264,694,000	282,967,000
Total assets	1,047,135,000	676,539,000
Equity attributable to owners of the Company
Share capital	469,000	265,000
Treasury shares	(41,000)
Accumulated losses	(242,232,000)	(373,920,000)
Other reserves	789,285,000	95,245,000
Total equity attributable to owners of parent	547,481,000	(278,410,000)
Noncontrolling interests	43,117,000	29,054,000
Total (deficit)/equity	590,598,000	(249,356,000)
Noncurrent liabilities
Borrowings	12,917,000	19,876,000
Lease liabilities	165,615,000
Convertible redeemable preferred shares		476,112,000
Convertible note		70,598,000
Exchangeable note liabilities		185,745,000
Derivative financial instrument		301,000
Deferred income tax liabilities	12,703,000	1,971,000
Total non-current liabilities	191,235,000	754,603,000
Current liabilities
Trade payables	17,017,000	14,356,000
Accruals, other payables and provisions	58,439,000	57,992,000
Amounts due to related parties	626,000	218,000
Contract liabilities	5,542,000	5,996,000
Borrowings	127,470,000	77,130,000
Lease liabilities	36,266,000
Current income tax liabilities	19,942,000	13,611,000
Total	265,302,000	169,303,000
Liabilities heldforsale		1,989,000
Total current liabilities	265,302,000	171,292,000
Total liabilities	456,537,000	925,895,000
Total equity and liabilities	¥ 1,047,135,000	¥ 676,539,000